Employee Benefit Plans (Schedule Of Changes In Projected Benefit Obligations And Changes In Fair Value Of Plan) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Change in Plan Assets:
Employer contributions					$ 56	$ 169	$ 76
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation at beginning of year			$ 3,358	$ 3,596	3,596	3,400	3,162
Service cost	$ 7	$ 8	23	25	33	29	25
Interest cost	23	21	68	63	84	103	128
Participant contributions
Actuarial loss (gain)					(95)	302	367
Benefits paid					(171)	(165)	(164)
Curtailment
Settlements					(89)	(73)	(118)
Projected benefit obligation at end of year					3,358	3,596	3,400
Accumulated benefit obligation at end of year					3,199	3,433	3,283
Change in Plan Assets:
Fair value of assets at beginning of year			2,669	2,740	2,740	2,494	2,249
Actual return (loss) on assets					168	350	486
Employer contributions			3		21	134	41
Participant contributions
Benefits paid					(171)	(165)	(164)
Settlements					(89)	(73)	(118)
Fair value of assets at end of year					2,669	2,740	2,494
Funded Status:
Projected benefit obligation at end of year					(3,358)	(3,596)	(3,400)
Fair value of assets at end of year					2,669	2,740	2,494
Funded status at end of year					(689)	(856)	(906)
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation at beginning of year			861	1,013	1,013	999	1,006
Service cost	1	1	3	3	5	6	6
Interest cost	$ 6	$ 7	18	20	26	32	43
Participant contributions					19	18	19
Actuarial loss (gain)					(136)	20	(5)
Benefits paid					(66)	(63)	(70)
Curtailment						1
Settlements
Projected benefit obligation at end of year					861	1,013	999
Accumulated benefit obligation at end of year
Change in Plan Assets:
Fair value of assets at beginning of year			146	$ 145	145	141	132
Actual return (loss) on assets					13	14	25
Employer contributions			$ 26		35	35	35
Participant contributions					19	18	19
Benefits paid					(66)	(63)	(70)
Settlements
Fair value of assets at end of year					146	145	141
Funded Status:
Projected benefit obligation at end of year					(861)	(1,013)	(999)
Fair value of assets at end of year					146	145	141
Funded status at end of year					$ (715)	$ (868)	$ (858)